United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-1704

                      (Investment Company Act File Number)


                      Federated American Leaders Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/07


                 Date of Reporting Period: Quarter ended 6/30/06







Item 1.     Schedule of Investments




FEDERATED AMERICAN LEADERS FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

    SHARES                                                                                                                     VALUE
                   COMMON STOCKS--99.2%
                   CONSUMER DISCRETIONARY--12.2%
       513,700 1,2 Burger King Holdings, Inc.                                                                        $     8,090,775
       436,900     CBS Corp. (New), Class B                                                                               11,818,145
       233,400     Family Dollar Stores, Inc.                                                                              5,701,962
     1,061,400   2 Gannett Co., Inc.                                                                                      59,364,102
     1,216,600     Gap (The), Inc.                                                                                        21,168,840
     1,761,000   1 Goodyear Tire & Rubber Co.                                                                             19,547,100
       642,800     Home Depot, Inc.                                                                                       23,005,812
       689,700     Jones Apparel Group, Inc.                                                                              21,925,563
     1,954,400     Mattel, Inc.                                                                                           32,267,144
     1,841,500     McDonald's Corp.                                                                                       61,874,400
                      TOTAL                                                                                              264,763,843
                   CONSUMER STAPLES--6.8%
       632,000     Altria Group, Inc.                                                                                     46,407,760
       675,900     Coca-Cola Co.                                                                                          29,077,218
       231,500     General Mills, Inc.                                                                                    11,959,290
       811,500     SUPERVALU, Inc.                                                                                        24,913,050
     1,195,200   1 Smithfield Foods, Inc.                                                                                 34,457,616
                      TOTAL                                                                                              146,814,934
                   ENERGY--10.8%
       695,800     Apache Corp.                                                                                           47,488,350
       289,500     BP PLC, ADR                                                                                            20,152,095
       841,900     Chevron Corp.                                                                                          52,248,314
     1,240,400     ExxonMobil Corp.                                                                                       76,098,540
       572,400     Total SA, Class B, ADR                                                                                 37,503,648
                      TOTAL                                                                                              233,490,947
                   FINANCIALS-34.0%
       967,300     Ace Ltd.                                                                                               48,935,707
       507,400     Aflac, Inc.                                                                                            23,517,990
     1,323,200     Allstate Corp.                                                                                         72,418,736
       922,500     American International Group, Inc.                                                                     54,473,625
       907,738     Bank of America Corp.                                                                                  43,662,198
       670,300     Bank of New York Co., Inc.                                                                             21,583,660
       103,700     CIT Group, Inc.                                                                                         5,422,473
     1,429,000     Citigroup, Inc.                                                                                        68,934,960
       444,700   2 Commerce Bancorp, Inc.                                                                                 15,862,449
     1,627,600     Freddie Mac                                                                                            92,789,476
     1,017,500     MBIA Insurance Corp.                                                                                   59,574,625
       650,300     Merrill Lynch & Co., Inc.                                                                              45,234,868
       752,400     Morgan Stanley                                                                                         47,559,204
       428,900     Nationwide Financial Services, Inc., Class A                                                           18,905,912
       807,900     Wachovia Corp.                                                                                         43,691,232
       955,600     Wells Fargo & Co.                                                                                      64,101,648
       177,300     XL Capital Ltd., Class A                                                                               10,868,490
                      TOTAL                                                                                              737,537,253
                   HEALTH CARE--6.9%
       159,200   1 Amgen, Inc.                                                                                            10,384,616
     1,089,300   1 Boston Scientific Corp.                                                                                18,343,812
       336,300     Cardinal Health, Inc.                                                                                  21,634,179
       728,700   1 Forest Laboratories, Inc., Class A                                                                     28,193,403
       512,300     Johnson & Johnson                                                                                      30,697,016
       750,100     Pfizer, Inc.                                                                                           17,604,847
       528,500     Wyeth                                                                                                  23,470,685
                      TOTAL                                                                                              150,328,558
                   INDUSTRIALS--8.4%
       401,400     Deere & Co.                                                                                            33,512,886
       591,700     Eaton Corp.                                                                                            44,614,180
       692,920     Northrop Grumman Corp.                                                                                 44,388,455
       588,600     United Technologies Corp.                                                                              37,329,012
       637,000     Waste Management, Inc.                                                                                 22,855,560
                      TOTAL                                                                                              182,700,093
                   INFORMATION TECHNOLOGY--7.1%
     1,265,500     Applied Materials, Inc.                                                                                20,602,340
     2,681,500   1 EMC Corp. Mass                                                                                         29,416,055
       507,700   1 Fiserv, Inc.                                                                                           23,029,272
       278,600     IBM Corp.                                                                                              21,402,052
       484,100   1 Lexmark International Group, Class A                                                                   27,027,303
     2,401,600   1 Xerox Corp.                                                                                            33,406,256
                      TOTAL                                                                                              154,883,278
                   MATERIALS--4.0%
       469,900     BHP Billiton Ltd., ADR                                                                                 20,238,593
       240,100     Newmont Mining Corp.                                                                                   12,708,493
       345,200   2 PPG Industries, Inc.                                                                                   22,783,200
       440,800     United States Steel Corp.                                                                              30,908,896
                      TOTAL                                                                                               86,639,182
                   TELECOMMUNICATION SERVICES--5.0%
     1,177,000     AT&T, Inc.                                                                                             32,826,530
       505,800     Alltel Corp.                                                                                           32,285,214
     1,304,842     Verizon Communications                                                                                 43,699,159
                      TOTAL                                                                                              108,810,903
                   UTILITIES--4.0%
       504,300     American Electric Power Co., Inc.                                                                      17,272,275
       545,700     Edison International                                                                                   21,282,300
       345,000     Entergy Corp.                                                                                          24,408,750
       422,000     Exelon Corp.                                                                                           23,982,260
                      TOTAL                                                                                               86,945,585
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,890,950,036)                                             2,152,914,576
                   REPURCHASE AGREEMENTS-1.5%
  $ 14,566,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank          14,566,000
                   of America N.A., will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.
    18,399,000     Interest in $2,000,000,000 joint repurchase agreement 5.28%, dated 6/30/2006, under which              18,399,000
                   Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/25/2047 for $2,000,880,000 on 7/3/2006. The market value of the underlying security at the end of the period was $2,060,001,373 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS                                                                         32,965,000
                      (AT COST)
                      TOTAL INVESTMENTS --- 100.7%                                                                     2,185,879,576
                      (IDENTIFIED COST $1,923,915,036)3
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.7)%                                                   (15,454,703)
                      TOTAL NET ASSETS --- 100%                                                                      $ 2,170,424,873


1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of June 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED              MARKET VALUE OF COLLATERAL
    $17,208,959                                    $18,399,000

3 At June 30, 2006, the cost of investments for federal tax purposes amounts to $1,905,516,036. The net unrealized appreciation of investments for federal tax purposes was $261,964,540. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $341,287,009 and net unrealized depreciation from investments for those securities having an excess of cost over value of $79,322,469.

    Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.


    INVESTMENT VALUATION
    Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 21, 2006